SEGMENT AND GEOGRAPHIC INFORMATION (Segment Reporting) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Product development	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative	(11,629,273)	(11,582,200)	(10,481,827)
Impairment loss on goodwill and intangible assets		(20,259,169)	(8,728,896)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Government subsidies	301,359	319,319	337,663
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
WVAS [Member]
Segment Reporting Information [Line Items]
Revenues	77,765,502	80,265,942	83,280,333
Sales tax	(1,053,179)	(1,390,901)	(1,584,382)
Cost of revenues	(52,655,523)	(50,758,629)	(48,329,474)
Gross profit	24,056,800	28,116,412	33,366,477
Mobile Games [Member]
Segment Reporting Information [Line Items]
Revenues	21,190,283	40,850,452	49,171,432
Sales tax	(219,306)	(621,069)	(925,098)
Cost of revenues	(10,934,999)	(25,247,963)	(29,570,886)
Gross profit	10,035,978	14,981,420	18,675,448
Internet Games [Member]
Segment Reporting Information [Line Items]
Revenues	87,423,923	38,892,041	17,131,599
Sales tax	(4,521,072)	(1,815,853)	(699,453)
Cost of revenues	(39,539,750)	(15,923,649)	(2,338,257)
Gross profit	$ 43,363,101	$ 21,152,539	$ 14,093,889